Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Carrying Value of Net Assets Contributed

The table below shows the carrying values of the net Allied Assets contributed at their respective periods (in thousands):

	As of December 31,
	2013	2012
Asset acquired and liabilities assumed:
Property, plant and equipment, net	$61,205	$214,710
Asset retirement obligations	-	(23,785)
Net assets acquired	$61,205	$190,925